Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 27, 2024	Sep. 30, 2015	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000255862
Account Value [Line Items]
Line Graph and Table Measure Name													Grant Park Dynamic Allocation Fund
Accumulated Value	$ 9,425	$ 9,425		$ 9,698	$ 9,576	$ 9,397	$ 9,416	$ 9,519	$ 9,849	$ 9,943	$ 10,226	$ 10,792
C000255863
Account Value [Line Items]
Line Graph and Table Measure Name													Grant Park Dynamic Allocation Fund
Accumulated Value	10,000	10,000		10,300	10,170	9,980	10,010	10,110	10,470	10,570	10,870	11,480
C000134834
Account Value [Line Items]
Line Graph and Table Measure Name													Grant Park Multi Alternative Strategies Fund
Accumulated Value			$ 9,423											$ 9,947	$ 9,612	$ 9,977	$ 11,015	$ 11,424	$ 12,497	$ 12,660	$ 12,373	$ 13,493	$ 14,320
C000134835
Account Value [Line Items]
Line Graph and Table Measure Name													Grant Park Multi Alternative Strategies Fund
Accumulated Value			10,000											10,471	10,044	10,345	11,340	11,676	12,680	12,743	12,364	13,377	14,095
C000134836
Account Value [Line Items]
Line Graph and Table Measure Name													Grant Park Multi Alternative Strategies Fund
Accumulated Value			100,000											105,697	102,379	106,538	117,918	122,773	134,544	136,602	133,878	146,383	155,790
C000134837
Account Value [Line Items]
Line Graph and Table Measure Name													Grant Park Multi Alternative Strategies Fund
Accumulated Value			10,000											10,548	10,195	10,582	11,680	12,123	13,259	13,420	13,132	14,319	15,199
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value	10,018	10,000		10,062	10,133	10,180	10,263	10,240	10,302	10,296	10,386	10,417
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value	$ 10,018	$ 10,000		$ 10,062	$ 10,133	$ 10,180	$ 10,263	$ 10,240	$ 10,302	$ 10,296	$ 10,386	$ 10,417
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Corporate Long Bond Index
Accumulated Value			10,000											11,452	11,328	11,002	13,435	15,248	14,766	10,691	10,341	12,129	11,953
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value			10,000											10,088	10,113	10,109	10,557	10,941	10,943	10,388	10,642	11,364	11,806
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value			100,000											100,883	101,130	101,094	105,566	109,407	109,426	103,884	106,418	113,643	118,061
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value			10,000											10,088	10,113	10,109	10,557	10,941	10,943	10,388	10,642	11,364	11,806
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value			10,000											10,088	10,113	10,109	10,557	10,941	10,943	10,388	10,642	11,364	11,806
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Corporate Long Bond Index
Accumulated Value			10,000											11,452	11,328	11,002	13,435	15,248	14,766	10,691	10,341	12,129	11,953
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Corporate Long Bond Index
Accumulated Value			100,000											114,516	113,283	110,021	134,354	152,479	147,664	106,908	103,409	121,294	119,531
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Corporate Long Bond Index
Accumulated Value			$ 10,000											$ 11,452	$ 11,328	$ 11,002	$ 13,435	$ 15,248	$ 14,766	$ 10,691	$ 10,341	$ 12,129	$ 11,953